Annual Total Returns - Putnam Dynamic Asset Allocation Equity Fund - Class A	Total
Entity Listings [Line Items]
Annual Return 2010	15.03%
Annual Return 2011	(4.49%)
Annual Return 2012	17.40%
Annual Return 2013	30.63%
Annual Return 2014	10.18%
Annual Return 2015	(0.21%)
Annual Return 2016	7.50%
Annual Return 2017	22.71%
Annual Return 2018	(10.07%)
Annual Return 2019	23.42%